ADVANCES FROM CUSTOMERS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Advances from customers	$ 58,676	$ 262,841
Less: Advances from customers - short-term portion	37,192	148,984
Advances from customers - long-term portion	21,484	113,857
Customer F
Advances from customers	27,201	64,973
Customer E
Advances from customers	7,517	17,376
Customer B
Advances from customers	7,114	43,918
Customer A
Advances from customers		33,727
Others
Advances from customers	$ 16,844	$ 102,847